Share-Based Payments - Disclosure of Details of Breakdown of the Closing Balance BCE 2010 (Detail)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding	181,008	147,359	143,694
Exercisable	181,008	147,359	53,859
BCE2010 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding	11,005	12,339	15,974	29,972
Exercisable	11,005	12,339	15,974
Exercise price, Exercisable	€ 77